SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Royalty Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Liabilities Disclosure [Abstract]
Increase (Decrease) in Accrued Royalty Obligation	$ 0	$ 13,045	$ 0